Property and Equipment, Net	12 Months Ended
Nov. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Furniture and fixtures	6,968	6,968	896
Office equipment	125,835	125,835	16,173
Motor vehicle	1,181,264	1,181,264	151,824
Total	1,314,067	1,314,067	168,893
Less: Accumulated depreciation	1,279,319	1,285,740	165,252
Net book value	34,748	28,327	3,641

Depreciation expenses recognized for the years ended November 30, 2024, 2023 and 2022 were HK$6,421 (US$825), HK$171,527 and HK$411,742, respectively.